ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS - Narrative (Details) $ in Thousands, shares in Millions					6 Months Ended		12 Months Ended
	Jul. 03, 2023 USD ($) d officer shares	Jul. 02, 2023	Jun. 30, 2023 group member vicePresident shares	Mar. 30, 2023 R$ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2023 group member vicePresident shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 03, 2023 R$ / shares	Jul. 19, 2016 shares	Apr. 20, 2016 shares	Oct. 30, 2014 shares	Jan. 16, 2012 shares
Disclosure of detailed information about business combination [line items]
Proportion of control group shares required for decision	0.55
Quoted price (in BRL per share) | R$ / shares										R$ 7.36
Pro forma revenue as if combination occurred at beginning of the period							$ 5,517,000
Profit of combined entity as if combination occurred at beginning of period							237,000
Financial liabilities					$ 5,043,160		5,043,160	$ 2,438,751
Non-controlling interest					4,393,264		4,393,264	1,922,434
Written put options
Disclosure of detailed information about business combination [line items]
Financial liabilities	$ 242,500				249,300		249,300
T/T Group
Disclosure of detailed information about business combination [line items]
Number of other board officers | officer	4
Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares	57.7
Cash transferred	$ 118,686
Remeasurement of previously held interest in Usiminas	385,851
Loss on the remeasurement of previously held interest in Usiminas	441,410
Bargain purchase gain	270,365
Effect Related To The Increase Of The Participation In Subsidiary	171,045						171,045	$ 0	$ 0
Other comprehensive income that will be reclassified to profit or loss, before tax	934,900
Non-controlling interest	2,818,358
Non-controlling interest	$ 2,575,900
Usiminas | NSC Group
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			3			3
Nomination right for chief executive officer, alternation term			4 years			4 years
Nomination right for board of directors, alternation term			4 years			4 years
Usiminas | Ternium
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			3			3
Nomination right for chief executive officer, alternation term			4 years			4 years
Nomination right for board of directors, alternation term			4 years			4 years
Usiminas | T/T Group | Put And Call Option
Disclosure of detailed information about business combination [line items]
Trading average price period | d	40
Derivative financial assets, share price (in BRL per share) | R$ / shares										R$ 10
Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be acquired as per share purchase agreement (in shares) | shares				68.7
Price per share as per share purchase agreement (in BRL per share) | R$ / shares				R$ 10
Ternium Investments | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares														84.7
Ternium Argentina S.A. | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares														30.0
Confab Industrial S.A. | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares														25.0
Ternium Investments S.à.r.l. | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares											62.6		51.4
Ternium Investments S.à.r.l. | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares												7.0
Usiminas Control Group | Usiminas
Disclosure of detailed information about business combination [line items]
Number of shares held | shares			483.6			483.6
Usiminas Control Group | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate			68.60%
The T/T Group, The NSC Group, And Previdência Usiminas
Disclosure of detailed information about business combination [line items]
Number of sub groups | group			3			3
T/T Group | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.471
T/T Group | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.613
Ternium | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (percent)		20.40%
Ternium | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.395
Ternium | Usiminas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (percent)			20.40%
Effect Related To The Increase Of The Participation In Subsidiary							$ 171,045
Ternium | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.515
Ternium | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares held | shares			242.6			242.6
Proportion of shares held						0.344
Ternium | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares held | shares			8.5			8.5
Proportion of shares held						0.016
TenarisConfab | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.076
NSC Group | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.459
NSC Group | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.317
NSC Group | Usiminas | T/T Group | Put And Call Option
Disclosure of detailed information about business combination [line items]
Number of shares held | shares	153.1
Previdência Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held			0.07
Previdência Usiminas | Usiminas | Usiminas Control Group
Disclosure of detailed information about business combination [line items]
Proportion of shares held	0.071
Usiminas
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					2,737,000
Loss on the remeasurement of previously held interest in Usiminas					$ 129,000
Usiminas | Usiminas
Disclosure of detailed information about business combination [line items]
Number of executive board members | member			6			6
Number of vice-presidents | vicePresident			5			5
Ternium Investments S.a.r.l. And Prosid | Usiminas | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares											13.8
Ternium Investments S.a.r.l. And Prosid | Usiminas | Preferred shares
Disclosure of detailed information about business combination [line items]
Number of shares acquired through business combination (in shares) | shares												1.5